Derivative contracts - Fair values (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Derivative contracts
Derivative contracts	$ 69,934,232	$ 21,075,160
BTC
Derivative contracts
Derivative contracts	43,618,221	12,254,284
ETH
Derivative contracts
Derivative contracts	3,098,877	3,984,126
USDS
Derivative contracts
Derivative contracts	7,533,455	4,156,217
Currency equivalent for each unit of the crypto token	1	1
USDC
Derivative contracts
Derivative contracts	181,803	225,222
USDT
Derivative contracts
Derivative contracts	$ 15,501,876	$ 455,311